Commitments (Details)	Dec. 31, 2016 USD ($)
Summary of the company future minimum lease obligations
2017	$ 1,125,865
2018	521,376
2019	436,176
2020	351,265
2021	155,128
Thereafter	465,383
Total	$ 3,055,193